CPB-STAT SUP-1

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Core Plus Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015
Chuck Burge	Portfolio Manager	2009
Michael Hyman	Portfolio Manager	2013
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009, and has been associated with Invesco and/or its affiliates since 2002.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley, where he served as co-head of Global FX and Emerging Markets Strategy.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

CPB-STAT SUP-1

SRR-STAT SUP-2

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Strategic Real Return Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Young	Portfolio Manager (lead)	2014
Thomas Ewald	Portfolio Manager	2014
Scott Roberts	Portfolio Manager	2016
Brian Schneider	Portfolio Manager	2016”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Senior Secured.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Young, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2001.

•	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2000.

•	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 1987.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

SRR-STAT SUP-2

ICST-STAT SUP-3

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Funds listed below:

Invesco American Franchise Fund	Invesco Global Real Estate Income Fund
Invesco Core Plus Bond Fund	Invesco Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Low Volatility Equity Yield Fund
Invesco Equity and Income Fund	Invesco Small Cap Discovery Fund
Invesco Floating Rate Fund	Invesco Strategic Real Return Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CORE PLUS BOND FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015
Chuck Burge	Portfolio Manager	2009
Michael Hyman	Portfolio Manager	2013
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Core Plus Bond Fund” in the prospectus:

•	“Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009, and has been associated with Invesco and/or its affiliates since 2002.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley, where he served as co-head of Global FX and Emerging Markets Strategy.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”

ICST-STAT SUP-3

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ICST-STAT SUP-3

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO STRATEGIC REAL RETURN FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Young	Portfolio Manager (lead)	2014
Thomas Ewald	Portfolio Manager	2014
Scott Roberts	Portfolio Manager	2016
Brian Schneider	Portfolio Manager	2016”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Strategic Real Return Fund” in the prospectus:

•	“Robert Young, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2001.

•	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2000.

•	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 1987.”

ICST-STAT SUP-3

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ACST-SAI SUP-5

Statement of Additional Information Supplement dated October 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Strategic Real Return Fund

Darren Hughes will no longer serve as a Portfolio Manager of Invesco Core Plus Bond Fund. All references to Mr. Hughes in Appendix H of the Statement of Additional Information are hereby removed as of the date set forth above.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Strategic Real Return Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Strategic Real Return Fund
Thomas Ewald	None	N/A	Over $1,000,000
Scott Roberts[1]	None	N/A	$500,001 - $1,000,000
Brian Schneider[2]	None	N/A	$500,001 - $1,000,000
Robert Young	None	N/A	$100,001 - $500,000”

[1]	Scott Roberts began serving as a portfolio manager of Invesco Strategic Real Return Fund on October 13, 2016. Information for Mr. Roberts has been provided as of August 31, 2016.
[2]	Brian Schneider began serving on the Fund effective March 14, 2016. Information for Mr. Schneider has been provided as of August 31, 2016.

ACST-SAI SUP-5

1

ACST-SAI SUP-5

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Strategic Real Return Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Strategic Real Return Fund
Thomas Ewald	4	$4,624.7	4	$6,456.8	None	None
Scott Roberts[1]	8	$5,568.2	4	$744.1	None	None
Brian Schneider[2]	3	$2,137.9	1	$218.3	None	None
Robert Young	None	None	None	None	2	$1,530.9”

ACST-SAI SUP-5

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